Finance income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income (expense)
Interest income	$ 75	$ 10	$ 78
Remeasurement of royalty obligation	37	(169)	(262)
Accretion of acquisition payable	0	(44)	(96)
Change in fair value of contingent consideration	0	0	(178)
Bank charges and other interest	(27)	(26)	(29)
Finance expense from lease obligation	(20)	23
Total Finance costs (income)	$ 65	$ (206)	$ (525)